Significant accounting policies - Reporting Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 419,770	$ 1,210,341	[1]	$ 914,711	[1]
Vessel operating expenses	(220,706)	(218,390)	[1]	(218,504)	[1]
General and administrative expenses	(32,408)	(37,333)	[1]	(42,515)	[1]
Profit (loss) for the period	(338,777)	473,238	[1]	112,230	[1]
Total comprehensive income (expense) for the period	$ (327,003)	470,902		108,290
As previously reported
Disclosure of reclassifications or changes in presentation [line items]
Revenue		1,230,750		932,377
Vessel operating expenses		(210,634)		(211,795)
General and administrative expenses		(65,498)		(66,890)
Profit (loss) for the period		473,238		112,230
Total comprehensive income (expense) for the period		470,902		108,290
Adjustments
Disclosure of reclassifications or changes in presentation [line items]
Revenue		(20,409)		(17,666)
Vessel operating expenses		(7,756)		(6,709)
General and administrative expenses		28,165		24,375
Profit (loss) for the period		0		0
Total comprehensive income (expense) for the period		$ 0		$ 0

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.